19A. Future Minimum rental receivable (Details) - ZHEJIANG JIAHUAN - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Within 1 year	¥ 791	¥ 750
After 1 year but within 5 years	0	785
After 5 years	0	0
Total	¥ 791	¥ 1,535